Goodwill - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Forecast [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual growth rate	1.00%	1.00%
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	₩ 85,764	₩ 85,245
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.30%	4.90%
Annual growth rate	0.20%	0.60%
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.90%	5.00%
Annual growth rate	1.00%	1.00%
Life and Security Holdings Co., Ltd. [member] | Forecast [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	7.10%	7.29%
Incross Co Ltd [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	₩ 519